LOANS (Schedule of Restructured Loans) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014 contracts	Dec. 31, 2013 contracts
Financing Receivable, Modifications [Line Items]
Number of contracts	57	35
Pre-Modification Outstanding Recorded Investment	$ 6,551	$ 5,376
Post-Modification Outstanding Recorded Investment	5,483	4,810
Commercial, Financial and Agricultural [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	3
Pre-Modification Outstanding Recorded Investment	474	174
Post-Modification Outstanding Recorded Investment	346	134
Real Estate - Construction [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	7	6
Pre-Modification Outstanding Recorded Investment	1,198	1,080
Post-Modification Outstanding Recorded Investment	957	923
Real Estate - Mortgage [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	25	15
Pre-Modification Outstanding Recorded Investment	4,739	4,031
Post-Modification Outstanding Recorded Investment	4,113	3,682
Installment Loans to Individuals [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts	18	11
Pre-Modification Outstanding Recorded Investment	140	91
Post-Modification Outstanding Recorded Investment	67	71
All Other Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts		0
Pre-Modification Outstanding Recorded Investment
Post-Modification Outstanding Recorded Investment